Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	As of December 31,
	2010	2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	757,266
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,847,992
Customer relationship	7,443,088	11,771,028
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Computer software licenses	2,422,026	4,941,947
Non-compete agreements	2,074,417	3,370,919
Customer contracts	3,343,892	770,204
Domain name	—	96,518

	213,461,533	268,241,580
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(23,556,616)
License agreements with SINA	(10,082,500)	(18,148,500)
Exclusive rights with Baidu	—	(5,926,487)
Customer relationship	(541,014)	(2,256,989)
Database license	(1,220,589)	(2,197,060)
Favorable lease term	(212,459)	(333,867)
Computer software licenses	(1,013,890)	(1,686,246)
Non-compete agreements	(768,887)	(1,250,708)
Customer contracts	(3,343,892)	(373,381)
Domain name	—	(5,630)

Intangible assets subject to amortization, net	183,191,292	212,506,096

Total intangible assets, net	183,911,765	213,263,362

The Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100, which will be paid within three years. Such rights will expire in August of 2014.

The fair value of $43,847,992 was calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method and amounted to $891,441 for the year ended December 31, 2011.

Amortization expense was $6,378,659, $21,341,362 and $28,864,727 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expense of $38,604,545, $38,259,144, $30,833,178, $21,448,979 and $21,114,499 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.